Revenue from Contracts with Customers: Increase in revenue by country of operations without considering construction services- (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 19,387,860	$ 18,589,161	$ 15,223,096
Non aeronautical revenue	10,499,263	9,895,327	9,295,915
Total without construction revenue	$ 29,887,123	28,484,488	24,519,011
Change % compared to 2023, Total aeronautical revenue	27.40%
Change % compared to 2023, Total non-aeronautical revenue	12.90%
Change % compared to 2023, Total without construction revenue	21.90%
Change % compared to 2024, Total aeronautical revenue	4.30%
Change % compared to 2024, Total non-aeronautical revenue	6.10%
Change % compared to 2024, Total without construction revenue	4.90%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 14,273,248	13,915,654	11,247,569
Non aeronautical revenue	$ 7,153,825	7,056,319	6,906,759
Change % compared to 2023, Total aeronautical revenue	26.90%
Change % compared to 2023, Total non-aeronautical revenue	3.60%
Change % compared to 2024, Total aeronautical revenue	2.60%
Change % compared to 2024, Total non-aeronautical revenue	1.40%
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,371,524	2,208,073	2,029,890
Non aeronautical revenue	$ 2,283,952	1,981,707	1,729,919
Change % compared to 2023, Total aeronautical revenue	16.80%
Change % compared to 2023, Total non-aeronautical revenue	32.00%
Change % compared to 2024, Total aeronautical revenue	7.40%
Change % compared to 2024, Total non-aeronautical revenue	15.30%
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,743,088	2,465,434	1,945,637
Non aeronautical revenue	$ 1,061,486	$ 857,301	$ 659,237
Change % compared to 2023, Total aeronautical revenue	41.00%
Change % compared to 2023, Total non-aeronautical revenue	61.00%
Change % compared to 2024, Total aeronautical revenue	11.30%
Change % compared to 2024, Total non-aeronautical revenue	23.80%